SUBSEQUENT EVENTS:	Dec. 29, 2022
Recast [Member]
SUBSEQUENT EVENTS:

13.	SUBSEQUENT EVENTS:

Subsequent to April 30, 2022:

i)	The Company entered into the Stock Purchase Agreement (Note 12),

ii)

On May 6, 2022, June 17, 2022, July 28, 2022, August 31, 2022, November 3, 2022 and December 1, 2022, the Company received $125,000, $150,000, $150,000, $150,000, $120,000 and $120,000, respectively, pursuant to the Sixth Promissory Notes, and,

iii)

On June 14, 2022, the maturity date of the promissory notes was extended to September 15, 2022 for no consideration.  In addition, the Lender agreed to advance an additional $450,000, under the same terms as the Sixth Promissory Notes.